Note 19 - Financial Instruments - Estimated of Fair Values of Other Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Reported Value Measurement [Member]
Other receivables, fair value	$ 4,170	$ 4,033
Long-term debt, fair value	589,604	766,623
Estimate of Fair Value Measurement [Member]
Other receivables, fair value	4,170	4,033
Long-term debt, fair value	$ 604,091	$ 779,279